N-6	May 21, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 21, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%

Prospectuses Available [Text Block]

As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT section has been deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%

Lord Abbett Bond Debenture Portfolio Class VC [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	3.73%